CAPITAL AND RESERVES - Issuance of Common Shares (Details) $ / shares in Units, $ in Thousands																			1 Months Ended	12 Months Ended
	Nov. 14, 2021 USD ($)	Jul. 08, 2021 USD ($) shares	May 28, 2021 USD ($) shares	May 11, 2021 USD ($) shares	Dec. 18, 2020 USD ($) shares	Nov. 10, 2020 USD ($) shares	Oct. 21, 2020 USD ($)	Aug. 03, 2020 USD ($) shares	Jul. 31, 2020 USD ($)	Jun. 09, 2020 USD ($) shares	May 07, 2020 USD ($) shares	Apr. 20, 2020 USD ($) shares	Mar. 10, 2020 USD ($) shares	Aug. 09, 2019 USD ($) shares	Apr. 05, 2019 USD ($) shares	Mar. 21, 2019 USD ($)	Mar. 18, 2019 USD ($) shares	Feb. 15, 2019 USD ($) shares	Feb. 20, 2019 USD ($) shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	May 21, 2019 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options issued and vested (in shares) | shares																				213,686	175,272
Average exercise price (in usd per share) | $ / shares																				$ 30.93	$ 33.24
Proceeds from issuing shares																				$ 286,207	$ 300,880	$ 0
Navint
Disclosure of range of exercise prices of outstanding share options [line items]
Equity settled consideration payable	$ 1,727
Xappia
Disclosure of range of exercise prices of outstanding share options [line items]
Equity settled consideration payable							$ 3,402
Habitant
Disclosure of range of exercise prices of outstanding share options [line items]
Equity settled consideration payable				$ 2,152
BlueCap
Disclosure of range of exercise prices of outstanding share options [line items]
Equity settled consideration payable					$ 33,036
Grupo ASSA
Disclosure of range of exercise prices of outstanding share options [line items]
Equity settled consideration payable									$ 16,131
Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares) | shares			1,380,000							2,300,000
Proceeds from issuing shares			$ 286,207							$ 300,880
Ordinary shares | Navint
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares) | shares		7,032
Proceeds from issuing shares		$ 2,100
Ordinary shares | Xappia
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares) | shares		2,502		8,415
Proceeds from issuing shares		$ 750		$ 1,750
Ordinary shares | Walmeric
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares) | shares		10,842
Proceeds from issuing shares		$ 2,372
Ordinary shares | Habitant
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares) | shares				10,088
Proceeds from issuing shares				$ 2,149
Equity settled consideration payable				$ 2,152
Ordinary shares | BlueCap
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares) | shares					189,287
Proceeds from issuing shares					$ 40,354
Ordinary shares | Giant Monkey Robot
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares) | shares						5,551
Proceeds from issuing shares						$ 1,123
Ordinary shares | Grupo ASSA
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares) | shares								20,918
Proceeds from issuing shares								$ 3,618
Ordinary shares | Avanxo
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares) | shares											2,730	6,346							14,778
Proceeds from issuing shares											$ 294	$ 684							$ 845
Ordinary shares | Ratio
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares) | shares													2,018										7,517
Proceeds from issuing shares													$ 225			$ 449
Ordinary shares | Belatrix
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares) | shares														51,471
Proceeds from issuing shares														$ 5,000
Ordinary shares | Clarice
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares) | shares															7,654
Proceeds from issuing shares															$ 400
Ordinary shares | Small Footprint
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares) | shares																	13,895
Proceeds from issuing shares																	$ 868
Ordinary shares | PointSource
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares) | shares																		3,542
Proceeds from issuing shares																		$ 208
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement																				$ 20,992	$ 13,005	$ 6,732
Number of awards granted (in shares) | shares																				168,669	309,384	309,539
Number of awards vested (in shares) | shares																				235,392	219,047	181,860
Weighted average exercise price (in usd per share) | $ / shares																				$ 89.18	$ 59.37	$ 37.00
2012 and 2014 Share-based Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options issued and vested (in shares) | shares																				213,686	175,272	717,240
Average exercise price (in usd per share) | $ / shares																				$ 30.93	$ 33.24	$ 22.06
Value of share options exercised in share-based payment arrangement																				$ 6,612	$ 5,825	$ 15,822